Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity (Tables) [Line Items]
Schedule of issued and outstanding
	December 31, 2021		December 31, 2020
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	51,791,441	100,000,000	46,100,173
Total	100,000,000	51,791,441	100,000,000	46,100,173

Schedule of share-based awards to employees, officers and directors
	Year ended December 31,		Year ended December 31,
	2021		2020
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment	exercise	payment	exercise
	awards	price	awards	price
Outstanding at beginning of year	3,372,626	$5.27	3,410,406	$1.89
Changes during the year:
Granted	180,319	40.12	1,327,957	$13.70
Exercised	(1,043,142)	7.66	*(1,267,012)	$8.94
Forfeited	(118,954)	10.18	-	-
Expired	(66,606)	16.37	-	-
Cancelled	-	-	(98,725)	1.92
Outstanding at end of year	2,324,243	6.17	3,372,626	$5.27
Exercisable at end of year	1,618,777	3.35	2,191,042	$5.67

Schedule of Black-Scholes option-pricing model
	Year ended December 31, 2021	Year ended December 31, 2020
Dividend yield	0	0
Expected volatility	50.27% - 52.71%	57.34%-44.40%
Risk-free interest rate	0.66% - 1.61%	0.27%-1.61%
Contractual term (years)	0–10	5–10

	2021	2020
Dividend yield	0	0
Expected volatility	50.27%-51.84%	45.11%-55.97%
Risk-free interest rate	0.66%-1.61%	0.23%-1.61%
Contractual term (years)	10	10

Schedule of information concerning outstanding and exercisable awards
December 31, 2021
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$1.92	192,927	0.04	192,927	0.04
$2.21	1,769,513	7.89	1,288,236	7.89
$16.00	161,484	5.43	114,477	4.22
$23.19	21,000	9.78	-	-
$23.84	30,000	9.88	-	-
$30.93	20,000	8.81	20,000	8.81
$30.66	12,000	9.53	-	-
$40.21	17,319	9.19	3,137	9.19
$49.68	100,000	9.05	-	-

December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$0.01	186,815	0.33	186,815	0.33
$1.92	269,714	1.18	269,714	1.18
$2.21	2,191,349	6.22	1,188,914	6.22
$16.00	444,748	8.89	283,933	8.89
$18.00	260,000	3.86	260,000	3.86
$30.93	20,000	9.81	1,666	9.81

December 31, 2021
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$0.00-0.01	120,757*)	-	73,679	-
$2.21	1,130,143	7.95	716,448	7.95
$16.00	88,500	7.48	35,791	6.09
$17.63-$64.61	1,421,530	9.68	19,438	8.98

December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)

$2.21	1,995,625	9.05	1,019,695	9.05
$16.00	205,000	9.62	37,917	9.62
$26.56-$59.20	180,500	9.93	4,167	9.93

Schedule of share-based compensation expenses
	Year Ended December 31,
	2021	2020	2019
	(U.S. dollars in thousands)
Cost of revenue	51	-	-
Research and development	3,248	3,384	661
Sales and Marketing (*)	2,442	9,252	617
General and administrative	13,065	12,145	14,967

	18,806	24,781	16,245

Employees, Officers and Directors [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of issued and outstanding
	Year ended		Year ended
	December 31, 2021		December 31, 2020
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment awards	exercise price	payment awards	exercise price
Outstanding at beginning of year	2,381,125	$4.14	1,667,267	$2.21
Changes during the year:
Granted	1,418,665	$27.57	730,734	13.53
Issued due to business combination	117,536	0.00	-	-
Exercised	(837,724)	3.11	-	-
Forfeited	(318,672)	19.69	-	-
Expired	-	-	-	-
Cancelled	-	-	(16,876)	2.21
Outstanding at end of year	2,760,930	$15.85	2,381,125	4.14
Exercisable at end of year	845,356	$3.58	1,061,778	2.80